Earnings per Share ("EPS") Share Repurchase Program (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 28, 2015
Class A and Class B Common Stock [Member]
Accelerated Share Repurchases [Line Items]
Stock repurchase program, amount authorized		$ 1,000,000,000.0
Class B common stock [Member]
Accelerated Share Repurchases [Line Items]
Treasury Stock, Shares, Acquired	2.0
Stock repurchased during period, amount	$ 150,000,000